Financial Instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Instruments on Balance Sheet
NOTE 22: FINANCIAL INSTRUMENTS
Financial instruments not reported at fair value
The carrying and fair values of financial instruments that are not carried at fair value in the financial statements was as follows at December 31, for current and comparative year-ends:

(€‘000)	As of December 31, 2019
	Loans and receivables	Fair value
Financial Assets (‘Amortized cost’ category) within:
Non-current Trade receivables	2,432	2,432
Other non-current assets	257	257
Trade receivables and other current assets	558	558
Short-term investments	0	0
Cash and cash equivalents	39,338	39,338

Total	42,586	42,586

For the above-mentioned financial assets, the carrying amount as per December 31, 2019 is a reasonable approximation of their fair value.

(€‘000)	As of December 31, 2019
	Financial liabilities at amortized cost	Fair value
Financial Liabilities (‘Financial liabilities at amortized cost’ category) within:
Bank loans	229	229
Lease liabilities	4,134	4,134
RCAs liability	4,484	4,484
Trade payables and other current liabilities	6,969	6,969

Total	15,759	15,759

For the above-mentioned financial liabilities, the carrying amount as per December 31, 2019 is a reasonable approximation of their fair value.

	As of December 31, 2018
(€‘000)	Loans and receivables	Fair value
Financial Assets (‘Amortized cost’ category) within:
Non-current Trade receivables	1,743	1,743
Other non-current assets	215	215
Trade receivables and other current assets	367	367
Short-term investments	9,197	9,197
Cash and cash equivalents	40,542	40,542

Total	52,065	52,065

For the above-mentioned financial assets, the carrying amount as per December 31, 2018 is a reasonable approximation of their fair value.

	As of December 31, 2018
(€‘000)	Financial liabilities at amortized cost	Fair value
Financial Liabilities (‘Financial liabilities at amortized cost’ category) within:
Bank loans	510	510
Lease liabilities	1,136	1,136
RCAs liability	3,140	3,140
Trade payables and other current liabilities	5,916	5,916

Total	10,702	10,702

For the above-mentioned financial liabilities, the carrying amount as per December 31, 2018 is a reasonable approximation of their fair value.
Financial instruments reported at fair value on balance sheet
Contingent consideration and other financial liabilities are reported at fair value in the statement of financial position using Level 3 fair value measurements for which the Group developed unobservable inputs:

(€‘000)
	Level I	Level II	Level III	Total
Assets
Investment in equity securities	0	—	—	0

Total Assets	0	—	—	0

Liabilities	—	—	—	—
Contingent consideration and other financial liabilities	—	—	24,754	24,754

Total Liabilities	—	—	24,754	24,754

The change in their balances is detailed as follows:
CONTINGENT CONSIDERATION AND OTHER FINANCIAL LIABILITIES ROLL FORWARD

(€‘000)	For the year ended
	2019	2018
Opening balance Contingent consideration at 1 January	20,282	15,549
Milestone payment	—	—
Fair value adjustment	(430)	4,733
Currency Translation Adjustment	—	—
Closing balance Contingent consideration at 31 December	19,853	20,282
Opening balance Other financial liabilities at 1 January	4,905	4,034
Fair value adjustment	(4)	871
Closing balance Other financial liabilities at 31 December	4,901	4,905

Total—Contingent consideration and Other financial liabilities at 31 December	24,754	25,187

The contingent consideration and other financial liabilities refer to the acquisition of the Group’s immuno-oncology platform and corresponds to the fair value of the potential future payments due to Celdara Medical, LLC and Dartmouth College. The liability evolution reflects the development of the Group’s product candidates using
CAR-T
technology and their progress towards market approval in both autologous and allogeneic programs, as well as the update of the Group’s underlying business plans and revenue forecast.
The liability decrease at balance sheet date is due to the fair value adjustment at reporting date, mainly driven by discount rate (WACC) update and refinement on time-to-market
assumptions at
year-end
2019, both partly compensated by USD foreign exchange rate update as of December 31, 2019.
The contingent consideration liability captures the commitments disclosed under Note 31. It does not include any amount for contingent consideration payable relating to any sub-licensing
agreements entered into or to be entered into by the Group for the reasons that:

•	any contingent consideration payable would be due only when Celyad earns revenue from such sub-licensing agreements, and in an amount representing a fraction of that revenue; and

•	the development of the underlying product candidates by the sub-licensees is not under Celyad’s control, making a reliable estimate of any future liability impossible.

Contingent consideration sensitivity analysis
A sensitivity analysis has been performed on the key assumptions driving the fair value of the contingent consideration liability. The main drivers are i) the discount rate (WACC), ii) the sales long-term growth rate in the terminal value and iii) the probabilities of success (PoS) for the Group’s product candidates to get commercialized.

	Discount rate (WACC)
	10.6%	12.6%	14.6%	16.6%	18.6%
Cont. consideration (€ million)	32.2	28.2	24.8	21.9	19.5
Impact (%)	30%	14%	—	-12%	-21%

	Sales long-term growth rate in the terminal value
	-40%	-32.5%	-25%	-17.5%	-10%
Cont. consideration (€ million)	23.3	23.9	24.8	26.0	28.0
Impact (%)	-6%	-3%	—	5%	13%
To determine the contingent consideration liability, the Group used the same probabilities of success than for impairment testing purposes (see Note 7):

PoS	Phase I	Phase I to II	Phase II to III	Phase III to NDA/BLA	NDA/BLA to Approbation	Cumulated PoS
CYAD-01 CYAD-101	100%	63%	26%	45%	83%	6.3%
In order to assess the sensitivity to this driver, the Group applies here an incremental probability factor to the bottom-line cumulative PoS disclosed below:

	Probabilities of Success
	-20%	-10%	PoS model	10%	20%
Cont. consideration (€ million)	19.8	22.3	24.8	27.2	29.7
Impact (%)	-20%	-10%	—	10%	20%